Segment Reporting - Summary of Reportable Segments (Parenthetical) (Detail) - USD ($) $ in Millions		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reportable segments [line items]
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure		$ 35,979	$ 32,319	$ 36,750
Proceeds from insurance settlements		514	368	1,285
Impairment loss		2,408	261
Reversal of impairment loss recognised in profit or loss		2	90
Samarco dam failure
Disclosure of reportable segments [line items]
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	[1]	215	211	139
Proceeds from insurance settlements	[2]	64	0	0
Jansen Project [Member]
Disclosure of reportable segments [line items]
Impairment loss		2,300
Impairment of Western Australia Nickel assets [member]
Disclosure of reportable segments [line items]
Impairment loss				3,800
Western Australia Nickel (WAN) temporary suspension [member]
Disclosure of reportable segments [line items]
Reversal of impairment loss recognised in profit or loss			90
Group and unallocated items/eliminations [member] | Samarco dam failure
Disclosure of reportable segments [line items]
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure		170	135	105
Proceeds from insurance settlements		$ 64	$ 0	$ 0

[1]	Includes legal and advisor costs incurred.
[2]	Proceeds from insurance settlements.